Operating (loss) / profit (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Detailed Information About Operating (Loss) / Profit
Operating (loss) / profit for the year / period is stated after charging / (crediting):

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Cost of inventories recognized as an expense	60.6	63.5	30.7	56.2
Write down of inventories recognized as an expense	3.6	3.8	1.6	2.8
UK R&D tax credits	(2.0)	(2.5)	(0.7)	(1.5)
Movements arising on financial instruments at fair value through profit or loss	0.2	—	(0.4)	—
Other net foreign exchange differences (including cash flow hedge movements reclassified from other comprehensive income)	0.1	(0.8)	1.6	(0.6)

Summary of Auditors Remuneration
Auditor’s remuneration comprised the following:

	Year ended 31 December 2022 £000	Year ended 31 December 2021 £000	Six months ended 31 December 2020 £000	Year ended 30 June 2020 £000
Audit services
—Group and parent company	805	646	426	279
—Subsidiary companies pursuant to legislation	12	12	—	8
—Assurance services in respect of controls work for US compliance	—	—	—	200

Total audit fees	817	658	426	487
Audit related assurance services
—Interim review	69	87	63	22
—Attestation under s404 of Sarbanes-Oxley Act 2002 and audit of 20-F filing	568	535	—	—
—Services in respect of the Group’s US listing	—	—	653	76
—Other	30	35	—	—
Total assurance-related fees	667	657	716	98
Other services	—	6	—	1

Total auditor remuneration	1,484	1,321	1,142	586